Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property and Equipment, net
Total Property and Equipment		¥ 115,822			¥ 158,931
Accumulated depreciation		(59,124)			(75,115)
Total Property and Equipment, net		56,698		$ 12,039	83,816
Depreciation expenses	¥ 23,306	17,883	¥ 13,424
Electronic equipment
Property and Equipment, net
Total Property and Equipment		40,800			47,922
Software
Property and Equipment, net
Total Property and Equipment		15,200			32,119
Transportation equipment
Property and Equipment, net
Total Property and Equipment		5,327			4,011
Office equipment
Property and Equipment, net
Total Property and Equipment		10,459			11,734
Leasehold improvements
Property and Equipment, net
Total Property and Equipment		44,036			63,145
Collateral Pledged
Property and Equipment, net
Total Property and Equipment, net		¥ 14,122			¥ 11,366